UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® International Credit Central Fund Fidelity® International Credit Central Fund

This semi-annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$103,840,375
Number of Holdings	283
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.6
AAA - 10.0
AA - 0.2
A - 16.1
BBB - 31.7
BB - 5.2
B - 1.8
CCC,CC,C - 0.1
Not Rated - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 6.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 60.5
U.S. Treasury Obligations - 18.6
Foreign Government and Government Agency Obligations - 9.4
Preferred Securities - 4.9
Short-Term Investments and Net Other Assets (Liabilities) - 6.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 31.3
United Kingdom - 18.9
Germany - 10.8
France - 5.9
Canada - 5.0
Switzerland - 4.6
Multi-national - 4.1
Japan - 3.2
Luxembourg - 2.6
Others - 13.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.7
US Treasury Bonds	4.9
European Union	3.2
KfW	3.0
Canadian Government	2.9
Japan Government	2.2
Credit Suisse Group AG	2.2
BNP Paribas SA	1.8
HSBC Holdings PLC	1.7
UBS Group AG	1.6
37.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916168.102    3016-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Credit Central Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Credit Central Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 9.4%
		Principal Amount (a)	Value ($)
CANADA - 2.9%
Canadian Government 1.5% 12/1/2031	CAD	1,760,000	1,144,531
Canadian Government 2% 6/1/2032	CAD	40,000	26,533
Canadian Government 2.5% 12/1/2032	CAD	165,000	112,027
Canadian Government 2.75% 6/1/2033	CAD	1,450,000	996,139
Canadian Government 3% 6/1/2034	CAD	900,000	624,243
Canadian Government 3.25% 12/1/2035	CAD	100,000	69,988
TOTAL CANADA			2,973,461
JAPAN - 2.2%
Japan Government 0.1% 9/20/2028	JPY	168,200,000	1,004,886
Japan Government Treasury Bills 0% 10/13/2026 (i)	JPY	165,600,000	1,015,792
Japan Government Treasury Bills 0% 8/10/2026 (i)	JPY	48,900,000	300,450
TOTAL JAPAN			2,321,128
MULTI-NATIONAL - 3.2%
European Union 3.25% 12/12/2036 (c)	EUR	130,000	147,754
European Union 3.375% 10/4/2039 (c)	EUR	250,000	280,187
European Union 3.375% 12/12/2035 (c)	EUR	1,433,000	1,660,777
European Union 3.75% 10/12/2045 (c)	EUR	870,000	981,007
European Union 4% 4/4/2044 (c)	EUR	220,000	258,096
TOTAL MULTI-NATIONAL			3,327,821
ROMANIA - 1.1%
Romanian Republic 2.124% 7/16/2031 (c)	EUR	75,000	76,258
Romanian Republic 4.625% 3/4/2033 (h)	EUR	315,000	348,952
Romanian Republic 5.875% 7/11/2032 (c)	EUR	325,000	388,382
Romanian Republic 6.375% 9/18/2033 (c)	EUR	250,000	304,307
TOTAL ROMANIA			1,117,899
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,996,299)			9,740,309

Non-Convertible Corporate Bonds - 60.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 2.5%
Financials - 2.2%
Banks - 1.5%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(c)	GBP	400,000	525,339
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(c)	EUR	300,000	340,629
Commonwealth Bank of Australia 4.454% 5/21/2037 (b)(c)	EUR	275,000	321,760
National Australia Bank Ltd 3.612% 1/22/2036 (b)(c)	EUR	300,000	339,885
			1,527,613
Financial Services - 0.3%
Cimic Finance Ltd 1.5% 5/28/2029 (c)	EUR	242,000	260,690
Cimic Finance Ltd 6% 4/22/2036 (h)		98,000	96,609
			357,299
Insurance - 0.4%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	297,000	375,460
TOTAL FINANCIALS			2,260,372
Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	420,000	298,022
TOTAL AUSTRALIA			2,558,394
AUSTRIA - 0.5%
Materials - 0.2%
Containers & Packaging - 0.2%
Mondi Finance PLC 3.375% 5/23/2031 (c)	EUR	140,000	157,793
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Supernova Invest GmbH 4.375% 6/23/2031 (c)	EUR	180,000	205,232
Supernova Invest GmbH 5% 6/24/2030 (c)	EUR	100,000	117,109
TOTAL REAL ESTATE			322,341
TOTAL AUSTRIA			480,134
BELGIUM - 1.0%
Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut Services NV 4.25% 8/19/2031 (c)	EUR	200,000	233,882
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Fluxys SA 4% 11/28/2030 (c)	EUR	500,000	579,666
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Shurgard Luxembourg Sarl 4% 5/27/2035 (c)	EUR	200,000	226,088
TOTAL BELGIUM			1,039,636
CANADA - 2.1%
Financials - 2.1%
Banks - 2.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(c)	EUR	1,000,000	1,139,013
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		100,000	98,020
Royal Bank of Canada 3.125% 9/27/2031 (b)(c)	EUR	420,000	476,631
Toronto Dominion Bank 3.357% 9/22/2032 (c)	EUR	400,000	452,511

TOTAL CANADA			2,166,175
CZECH REPUBLIC - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CPI Property Group SA 6% 1/27/2032 (c)	EUR	300,000	335,581
DENMARK - 1.6%
Consumer Staples - 0.6%
Beverages - 0.4%
Carlsberg Breweries A/S 3.25% 2/28/2032 (c)	EUR	275,000	311,890
Food Products - 0.1%
Arla Foods amba 3.875% 5/22/2033 (c)	EUR	100,000	115,699
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (c)	EUR	125,000	147,049
TOTAL CONSUMER STAPLES			574,638
Financials - 1.0%
Banks - 0.6%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	320,000	373,387
Jyske Bank A/S 5.125% 5/1/2035 (b)(c)	EUR	211,000	251,489
			624,876
Financial Services - 0.4%
Nykredit Realkredit A/S 3.75% 9/26/2033 (c)	EUR	375,000	427,427
TOTAL FINANCIALS			1,052,303
TOTAL DENMARK			1,626,941
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (c)	EUR	100,000	110,457
Citycon Treasury BV 5.375% 7/8/2031 (c)	EUR	100,000	109,868

TOTAL FINLAND			220,325
FRANCE - 5.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Orange SA 4.75% 1/13/2033 (h)		200,000	196,206
Orange SA 5% 1/13/2036 (h)		260,000	253,989
			450,195
Media - 0.2%
Publicis Groupe SA 3.375% 6/12/2032 (c)	EUR	200,000	226,792
TOTAL COMMUNICATION SERVICES			676,987
Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Valeo SE 4.625% 3/23/2032 (c)	EUR	100,000	114,110
Automobiles - 0.5%
RCI Banque SA 4.75% 3/24/2037 (b)(c)	EUR	200,000	230,147
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	200,000	236,881
			467,028
TOTAL CONSUMER DISCRETIONARY			581,138
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA 3.75% 2/4/2037 (c)	EUR	300,000	336,721
Financials - 2.3%
Banks - 2.3%
BNP Paribas SA 2.159% 9/15/2029 (b)(h)		473,000	447,092
BNP Paribas SA 3.132% 1/20/2033 (b)(h)		600,000	543,507
BNP Paribas SA 3.945% 2/18/2037 (b)(c)	EUR	700,000	798,351
BNP Paribas SA 5.786% 1/13/2033 (b)(h)		97,000	100,118
Societe Generale SA 6.691% 1/10/2034 (b)(h)		447,000	478,379
TOTAL FINANCIALS			2,367,447
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (c)	EUR	100,000	114,938
Utilities - 2.0%
Electric Utilities - 0.6%
Electricite de France SA 5.5% 1/25/2035 (c)	GBP	400,000	519,790
Electricite de France SA 6.125% 6/2/2034 (c)	GBP	100,000	136,813
			656,603
Multi-Utilities - 1.4%
Engie SA 3.875% 3/6/2036 (c)	EUR	200,000	230,562
Engie SA 4.25% 9/6/2034 (c)	EUR	200,000	237,301
Engie SA 6.1% 6/24/2036	AUD	420,000	291,689
Veolia Environnement SA 3.324% 6/17/2032 (c)	EUR	600,000	681,241
			1,440,793
TOTAL UTILITIES			2,097,396
TOTAL FRANCE			6,174,627
GERMANY - 9.6%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Robert Bosch GmbH 4.375% 6/2/2043 (c)	EUR	100,000	113,188
Schaeffler AG 5.375% 4/1/2031 (c)	EUR	100,000	119,315
ZF Europe Finance BV 4.75% 1/31/2029 (c)	EUR	300,000	343,521
ZF Europe Finance BV 5.5% 2/17/2032 (c)	EUR	200,000	226,079
TOTAL CONSUMER DISCRETIONARY			802,103
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 5.25% 3/5/2030 (c)	EUR	200,000	238,565
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vier Gas Transport GmbH 3.625% 9/8/2033 (c)	EUR	300,000	341,185
Financials - 3.5%
Banks - 0.5%
Commerzbank AG 3.625% 1/14/2032 (b)(c)	EUR	200,000	229,737
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(c)	EUR	100,000	113,626
Volkswagen Bank GmbH 3.5% 6/19/2031 (c)	EUR	200,000	225,460
			568,823
Financial Services - 3.0%
KfW 0% 11/9/2028 (c)	EUR	1,120,000	1,203,823
KfW 0.75% 1/15/2029 (c)	EUR	1,340,000	1,460,691
KfW 3.75% 7/15/2030		400,000	393,287
			3,057,801
TOTAL FINANCIALS			3,626,624
Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance LLC 6.375% 11/21/2030 (h)		613,000	645,136
Bayer US Finance LLC 6.5% 11/21/2033 (h)		476,000	510,967
TOTAL HEALTH CARE			1,156,103
Industrials - 0.4%
Machinery - 0.4%
KION Group AG 4.125% 3/24/2031 (c)	EUR	337,000	388,009
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG 3.5% 2/16/2034 (c)	EUR	300,000	340,799
Real Estate - 0.6%
Diversified REITs - 0.2%
Sirius Real Estate Ltd 4% 1/22/2032 (c)	EUR	200,000	226,678
Real Estate Management & Development - 0.4%
ACCENTRO East Holding GMBH 15% 6/30/2027 pay-in-kind (g)	EUR	100,000	121,049
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	101,658	121,969
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (b)(c)	EUR	527,773	138,698
			381,716
TOTAL REAL ESTATE			608,394
Utilities - 2.4%
Electric Utilities - 1.8%
Amprion GmbH 3.125% 8/27/2030 (c)	EUR	200,000	227,214
Amprion GmbH 3.625% 5/21/2031 (c)	EUR	100,000	115,590
Amprion GmbH 3.875% 6/5/2036 (c)	EUR	300,000	343,302
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	500,000	545,908
EnBW International Finance BV 3.75% 11/20/2035 (c)	EUR	355,000	406,245
EnBW International Finance BV 5.7923% 2/26/2036 (c)	AUD	360,000	244,047
			1,882,306
Independent Power and Renewable Electricity Producers - 0.6%
RWE Finance US LLC 5.125% 9/18/2035 (h)		150,000	146,391
RWE Finance US LLC 5.875% 4/16/2034 (h)		457,000	470,570
			616,961
TOTAL UTILITIES			2,499,267
TOTAL GERMANY			10,001,049
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		780,000	746,037
IRELAND - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	113,911
ITALY - 1.6%
Consumer Staples - 0.8%
Beverages - 0.8%
Coca-Cola HBC Finance BV 4% 10/1/2033 (c)	EUR	280,000	327,305
Davide Campari-Milano NV 4.25% 6/17/2033 (c)	EUR	460,000	534,458
TOTAL CONSUMER STAPLES			861,763
Utilities - 0.8%
Electric Utilities - 0.5%
ENEL Finance International NV 4.375% 9/30/2030 (h)		200,000	196,482
ENEL Finance International NV 5.5% 6/26/2034 (h)		300,000	303,960
			500,442
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (h)		287,000	295,389
TOTAL UTILITIES			795,831
TOTAL ITALY			1,657,594
JAPAN - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (c)	EUR	175,000	199,729
Financials - 0.8%
Banks - 0.8%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (b)(c)	EUR	350,000	403,893
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (b)(c)	EUR	350,000	406,595
TOTAL FINANCIALS			810,488
TOTAL JAPAN			1,010,217
LUXEMBOURG - 2.6%
Financials - 0.3%
Financial Services - 0.3%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,822,400	294,376
Real Estate - 2.3%
Diversified REITs - 0.5%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (c)	EUR	500,000	564,184
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (c)	EUR	100,000	117,963
Real Estate Management & Development - 1.7%
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (c)	EUR	300,000	334,959
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	246,000	292,583
Logicor Financing Sarl 1.625% 1/17/2030 (c)	EUR	289,000	308,796
Logicor Financing Sarl 2% 1/17/2034 (c)	EUR	212,000	209,686
Logicor Financing Sarl 3.75% 7/14/2032 (c)	EUR	100,000	112,646
P3 Group Sarl 3.75% 4/2/2033 (c)	EUR	200,000	224,137
P3 Group Sarl 4% 4/19/2032 (c)	EUR	200,000	229,946
			1,712,753
TOTAL REAL ESTATE			2,394,900
TOTAL LUXEMBOURG			2,689,276
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		735,000	726,989
MULTI-NATIONAL - 0.9%
Financials - 0.9%
Banks - 0.9%
European Investment Bank 0.25% 6/15/2040 (c)	EUR	780,000	580,261
European Investment Bank 2.875% 6/18/2035 (c)	EUR	355,000	400,431

TOTAL MULTI-NATIONAL			980,692
NETHERLANDS - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV 3.875% 2/16/2036 (c)	EUR	200,000	229,680
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	100,000	120,527
Financials - 0.6%
Banks - 0.6%
ING Groep NV 3% 8/17/2031 (b)(c)	EUR	500,000	563,070
TOTAL NETHERLANDS			913,277
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 3.625% 5/28/2032 (b)(c)	EUR	300,000	346,539
POLAND - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
GTC Finance DAC 6.5% 10/15/2030 (c)	EUR	432,000	439,306
SPAIN - 0.5%
Financials - 0.5%
Banks - 0.5%
CaixaBank SA 4.818% 4/22/2032 (b)(h)		520,000	515,757
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Akelius Residential Ab 3.95% 3/25/2031 (c)	EUR	200,000	228,648
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (c)	EUR	215,000	237,739

TOTAL SWEDEN			466,387
SWITZERLAND - 2.4%
Financials - 2.3%
Capital Markets - 1.6%
UBS Group AG 4.125% 6/9/2033 (b)(c)	EUR	602,000	707,901
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	812,000	978,717
			1,686,618
Insurance - 0.7%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(c)		377,000	378,254
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		391,000	352,898
			731,152
TOTAL FINANCIALS			2,417,770
Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (c)	EUR	100,000	114,795
TOTAL SWITZERLAND			2,532,565
UNITED KINGDOM - 18.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
BT Finance PLC 3.375% 11/17/2032 (c)	EUR	275,000	310,447
Media - 0.1%
Pearson Funding PLC 6.375% 4/28/2036 (c)	GBP	100,000	135,425
TOTAL COMMUNICATION SERVICES			445,872
Consumer Discretionary - 1.9%
Broadline Retail - 1.1%
John Lewis PLC 4.25% 12/18/2034 (c)	GBP	797,000	893,398
Marks & Spencer PLC 5.125% 8/18/2032 (c)	GBP	200,000	261,642
			1,155,040
Hotels, Restaurants & Leisure - 0.4%
IHG Finance LLC 3.375% 9/10/2030 (c)	EUR	125,000	142,018
Whitbread Group PLC 2.375% 5/31/2027 (c)	GBP	236,000	305,650
			447,668
Household Durables - 0.4%
Berkeley Group PLC/The 2.5% 8/11/2031 (c)	GBP	357,000	405,948
TOTAL CONSUMER DISCRETIONARY			2,008,656
Consumer Staples - 1.5%
Tobacco - 1.5%
BAT International Finance PLC 4.125% 4/12/2032 (c)	EUR	448,000	523,214
Imperial Brands Finance PLC 3.875% 2/12/2034 (c)	EUR	910,000	1,024,017
TOTAL CONSUMER STAPLES			1,547,231
Financials - 6.6%
Banks - 5.7%
Barclays PLC 3.543% 8/14/2031 (b)(c)	EUR	300,000	343,695
Barclays PLC 6.174% 7/29/2036 (b)(c)	GBP	100,000	134,659
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	163,000	196,755
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	780,000	949,144
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	360,000	514,954
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	800,000	962,573
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	202,000	266,821
NatWest Group PLC 7.416% 6/6/2033 (b)(c)	GBP	911,000	1,251,976
Standard Chartered PLC 3.864% 3/17/2033 (b)(c)	EUR	300,000	345,924
Standard Chartered PLC 3.934% 5/28/2032 (b)(c)	EUR	270,000	312,622
Virgin Money UK PLC 7.625% 8/23/2029 (b)(c)	GBP	389,000	545,953
			5,825,076
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (c)	EUR	375,000	425,165
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (c)	GBP	310,000	468,846
TOTAL FINANCIALS			6,719,087
Industrials - 1.3%
Ground Transportation - 0.5%
Mobico Group PLC 4.875% 9/26/2031 (c)	EUR	639,000	582,404
Transportation Infrastructure - 0.8%
Heathrow Funding Ltd 6% 3/5/2032 (c)	GBP	600,000	805,419
TOTAL INDUSTRIALS			1,387,823
Real Estate - 0.6%
Office REITs - 0.4%
Great Portland Estates PLC 5.375% 9/25/2031 (c)	GBP	300,000	398,440
Retail REITs - 0.2%
Hammerson PLC 3.875% 6/8/2031 (c)	EUR	180,000	206,437
TOTAL REAL ESTATE			604,877
Utilities - 5.9%
Electric Utilities - 1.1%
London Power Networks PLC 3.837% 6/11/2037 (c)	EUR	225,000	255,531
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	460,000	518,486
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	325,000	368,782
			1,142,799
Multi-Utilities - 0.4%
Cadent Finance PLC 4% 7/7/2036 (c)	EUR	330,000	373,864
Water Utilities - 4.4%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (c)	GBP	200,000	256,574
Anglian Water Services Financing PLC 4.25% 6/23/2036 (c)	EUR	240,000	274,081
Anglian Water Services Financing PLC 5.875% 6/20/2031 (c)	GBP	330,000	444,497
Anglian Water Services Financing PLC 6.293% 7/30/2030 (c)	GBP	195,000	266,893
Northumbrian Water Finance PLC 5.375% 7/22/2032 (c)	GBP	200,000	262,468
Northumbrian Water Finance PLC 5.625% 4/29/2033 (c)	GBP	360,000	474,899
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (c)	EUR	325,000	369,689
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	300,000	393,946
South West Water Finance PLC 5.75% 12/11/2032 (c)	GBP	100,000	133,901
SW Finance I PLC 6.875% 8/7/2032 (c)	GBP	200,000	267,058
SW Finance I PLC 7.375% 12/12/2041 (c)	GBP	316,000	409,799
Wessex Water Services Finance PLC 6.125% 9/19/2034 (c)	GBP	250,000	332,737
Yorkshire Water Finance PLC 5.5% 4/28/2035 (c)	GBP	239,000	302,271
Yorkshire Water Finance PLC 6% 7/22/2033 (c)	GBP	250,000	332,094
			4,520,907
TOTAL UTILITIES			6,037,570
TOTAL UNITED KINGDOM			18,751,116
UNITED STATES - 6.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	107,867
Alphabet Inc 4% 5/6/2054	EUR	100,000	105,894
TOTAL COMMUNICATION SERVICES			213,761
Consumer Discretionary - 1.5%
Automobiles - 0.5%
Stellantis Finance US Inc 5.75% 3/18/2030 (h)		476,000	475,699
Broadline Retail - 0.6%
Amazon.com Inc 3.7% 3/16/2035	EUR	400,000	460,049
Amazon.com Inc 4.35% 6/12/2036	CAD	260,000	184,895
			644,944
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (c)	EUR	350,000	400,651
TOTAL CONSUMER DISCRETIONARY			1,521,294
Consumer Staples - 0.8%
Tobacco - 0.8%
Philip Morris International Inc 3.25% 6/6/2032	EUR	750,000	844,612
Financials - 1.6%
Banks - 0.4%
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	200,000	230,992
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	199,000	229,775
			460,767
Capital Markets - 0.4%
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	245,000	283,568
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	100,000	116,464
			400,032
Consumer Finance - 0.8%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	328,000	381,622
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	125,000	169,061
Stellantis Financial Services US Corp 5.4% 9/15/2030 (h)		219,000	214,564
			765,247
TOTAL FINANCIALS			1,626,046
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	140,000	162,093
Software - 0.2%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	218,000	242,330
TOTAL INFORMATION TECHNOLOGY			404,423
Real Estate - 1.0%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	117,068
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	200,000	225,073
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	340,089
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	350,000	402,798
TOTAL REAL ESTATE			1,085,028
Utilities - 0.6%
Electric Utilities - 0.6%
Duke Energy Corp 3.85% 6/15/2034	EUR	216,000	247,016
Southern Co/The 1.875% 9/15/2081 (b)	EUR	333,000	373,812
TOTAL UTILITIES			620,828
TOTAL UNITED STATES			6,315,992
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $63,575,322)			62,808,517

Preferred Securities - 4.9%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 3.75% (b)(c)(e)	EUR	184,000	201,170
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Oyj 7.875% (b)(c)(e)	EUR	167,000	175,086
GERMANY - 1.2%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen International Finance NV 3.875% (b)(c)(e)	EUR	400,000	449,007
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aroundtown Finance Sarl 7.875% (b)(e)		750,000	792,917
TOTAL GERMANY			1,241,924
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(d)(e)(f)	EUR	495,000	401,513
SWITZERLAND - 2.2%
Financials - 2.2%
Capital Markets - 2.2%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(d)(e)(f)(g)		9,515,000	2,283,600
UNITED KINGDOM - 0.7%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 8.875% (b)(c)(e)	GBP	430,000	592,635
Industrials - 0.1%
Ground Transportation - 0.1%
Mobico Group PLC 7.853% (b)(c)(e)	GBP	198,000	157,824
TOTAL UNITED KINGDOM			750,459
TOTAL PREFERRED SECURITIES (Cost $13,689,921)			5,053,752

U.S. Treasury Obligations - 18.6%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	350,000	316,531
US Treasury Bonds 4.375% 8/15/2043 (k)	4.90	1,959,000	1,842,072
US Treasury Bonds 4.5% 2/15/2044	4.67	1,700,000	1,618,984
US Treasury Bonds 4.625% 11/15/2044	4.86 to 5.06	600,000	578,227
US Treasury Bonds 4.625% 11/15/2045	4.75	245,000	235,315
US Treasury Bonds 4.625% 2/15/2046	4.88	80,000	76,787
US Treasury Bonds 4.625% 5/15/2044	4.12 to 4.65	450,000	434,725
US Treasury Notes 3.625% 9/30/2031	4.23	2,000,000	1,944,063
US Treasury Notes 3.75% 8/31/2031	3.64	1,100,000	1,075,938
US Treasury Notes 3.875% 8/15/2033	4.77	184,000	178,926
US Treasury Notes 4% 1/31/2033	3.79 to 3.93	2,516,000	2,473,051
US Treasury Notes 4% 5/31/2028	4.02	520,000	518,477
US Treasury Notes 4% 7/31/2032	4.01	225,000	221,748
US Treasury Notes 4.125% 11/30/2029	4.11	240,000	239,625
US Treasury Notes 4.125% 3/31/2032	4.19	1,650,000	1,639,365
US Treasury Notes 4.125% 4/30/2033	4.42	105,000	103,851
US Treasury Notes 4.125% 5/31/2032	4.19	272,000	270,066
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	800,000	796,625
US Treasury Notes 4.25% 3/31/2033	4.09	120,000	119,625
US Treasury Notes 4.25% 5/31/2033	4.29	520,000	518,050
US Treasury Notes 4.25% 6/30/2031	4.35	620,000	620,896
US Treasury Notes 4.375% 1/31/2032	4.21	100,000	100,644
US Treasury Notes 4.375% 12/31/2029	4.39	865,000	870,575
US Treasury Notes 4.5% 11/15/2033	4.14	326,000	329,273
US Treasury Notes 4.625% 4/30/2029	4.50 to 4.72	2,200,000	2,226,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,542,813)			19,349,736

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $3,343,930)	3.69	3,343,262	3,343,930

TOTAL INVESTMENT IN SECURITIES - 96.6% (Cost $110,148,285)	100,296,244
NET OTHER ASSETS (LIABILITIES) - 3.4%	3,544,131
NET ASSETS - 100.0%	103,840,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australian Treasury Bond Contracts (Australia)	5	9/2026	380,161	7,208
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	33	9/2026	3,705,281	36,690
CBOT 2Y US Treasury Notes Contracts (United States)	3	9/2026	618,281	(910)
CBOT 5Y US Treasury Notes Contracts (United States)	15	9/2026	1,604,648	(40)
CBOT US Treasury Long Bond Contracts (United States)	22	9/2026	2,487,375	57,020
TME 10Y Canadian Bond Contracts (Canada)	5	9/2026	426,970	3,260
TOTAL LONG				103,228
SHORT
Eurex Euro-Bobl Contracts (Germany)	(2)	9/2026	(263,666)	(1,311)
ICE Long GILT Futures (United Kingdom)	(13)	9/2026	(1,538,324)	(31,356)
TOTAL SHORT				(32,667)
TOTAL FUTURES CONTRACTS				70,561

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	51,000	USD	59,979	Bank of America NA	7/2026	(1,633)
EUR	45,000	USD	52,292	Bank of America NA	7/2026	(811)
EUR	247,000	USD	289,324	Canadian Imperial Bank of Commerce	7/2026	(6,748)
EUR	952,000	USD	1,100,059	JPMorgan Chase Bank NA	7/2026	(10,938)
EUR	158,000	USD	186,794	Royal Bank of Canada	7/2026	(6,037)
GBP	158,000	USD	212,295	JPMorgan Chase Bank NA	7/2026	(2,720)
USD	643,265	AUD	898,000	BNP Paribas SA	7/2026	21,887
USD	294,452	AUD	421,000	Goldman Sachs Bank USA	7/2026	3,139
USD	193,393	CAD	269,000	JPMorgan Chase Bank NA	7/2026	3,462
USD	84,292	CAD	114,000	Royal Bank of Canada	7/2026	3,800
USD	3,114,632	CAD	4,231,000	Royal Bank of Canada	7/2026	127,269
USD	110,929	EUR	97,000	BNP Paribas SA	7/2026	(43)
USD	48,594,503	EUR	41,100,000	BNP Paribas SA	7/2026	1,574,684
USD	153,025	EUR	130,000	Citibank NA	7/2026	4,301
USD	238,605	EUR	210,000	Citibank NA	7/2026	(1,642)
USD	135,809	EUR	115,000	Goldman Sachs Bank USA	7/2026	4,245
USD	114,659	EUR	98,000	Goldman Sachs Bank USA	7/2026	2,544
USD	547,960	EUR	470,000	JPMorgan Chase Bank NA	7/2026	10,264
USD	191,041	EUR	167,000	JPMorgan Chase Bank NA	7/2026	(13)
USD	399,700	EUR	343,000	JPMorgan Chase Bank NA	7/2026	7,296
USD	419,666	EUR	361,000	JPMorgan Chase Bank NA	7/2026	6,670
USD	37,797	GBP	28,000	BNP Paribas SA	7/2026	657
USD	83,534	GBP	62,000	Goldman Sachs Bank USA	7/2026	1,296
USD	112,784	GBP	84,000	JPMorgan Chase Bank NA	7/2026	1,365
USD	127,602	GBP	97,000	JPMorgan Chase Bank NA	7/2026	(1,061)
USD	237,372	GBP	179,000	JPMorgan Chase Bank NA	7/2026	(57)
USD	13,184,135	GBP	9,752,000	JPMorgan Chase Bank NA	7/2026	248,868
USD	1,046,011	JPY	165,400,000	JPMorgan Chase Bank NA	7/2026	26,284
USD	310,507	JPY	49,050,000	JPMorgan Chase Bank NA	7/2026	8,103
USD	1,035,943	JPY	163,450,000	JPMorgan Chase Bank NA	7/2026	28,239

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,052,670
Unrealized Appreciation						2,084,373
Unrealized Depreciation						(31,703)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 1% 5/22/2028	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,300,000	(34,158)	33,880	(278)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	275,000	(1,382)	450	(932)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	(3,267)	1,575	(1,692)
Generali 3.875% 1/29/2029	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	750,000	(6,150)	2,438	(3,712)
UniCredit SpA 5.375% 4/16/2034	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	150,000	(516)	(408)	(924)
UniCredit SpA 4.175% 6/24/2037	6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	(2,238)	(1,685)	(3,923)
BMW Finance NV 0.75% 7/13/2026	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	345,000	(9,065)	9,204	139
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	160,000	(37,184)	37,865	681
Heidelberg Materials AG 3.75% 5/31/2032	6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	650,000	(151,059)	149,782	(1,277)
Allianz SE 3.099% 7/6/2047	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	90,000	(1,289)	1,036	(253)
Allianz SE 1.301% 9/25/2049	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	900,000	(12,886)	7,091	(5,795)
Aviva PLC 4.625% 8/28/2056	6/2031	Citibank NA	(1%)	Quarterly	EUR	500,000	(3,438)	812	(2,626)
Deutsche Bank AG 5.625% 5/19/2031	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	160,000	458	(1,903)	(1,445)
Generali 4.125%	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	180,000	(1,476)	392	(1,084)
Deutsche Bank AG 4% 6/24/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	1,573	(7,671)	(6,098)
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	240,000	(700)	(782)	(1,482)
Societe Generale SA 5.25% 9/6/2032	6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	(1,750)	(1,296)	(3,046)

TOTAL CREDIT DEFAULT SWAPS							(264,527)	230,780	(33,747)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $57,820,690 or 55.7% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,239,767 or 6.0% of net assets.

(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $286,795.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,865,098	10,850,744	14,371,912	72,330	(176)	176	3,343,930	3,343,262	0.0%
Total	6,865,098	10,850,744	14,371,912	72,330	(176)	176	3,343,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	9,740,309	-	9,740,309	-

Non-Convertible Corporate Bonds
Communication Services	1,766,029	-	1,766,029	-
Consumer Discretionary	4,913,191	-	4,913,191	-
Consumer Staples	4,757,939	-	4,757,939	-
Energy	1,647,840	-	1,647,840	-
Financials	26,492,783	-	26,492,783	-
Health Care	1,156,103	-	1,156,103	-
Industrials	1,775,832	-	1,775,832	-
Information Technology	745,222	-	745,222	-
Materials	386,499	-	386,499	-
Real Estate	6,818,165	-	6,697,116	121,049
Utilities	12,348,914	-	12,348,914	-

Preferred Securities
Consumer Discretionary	449,007	-	449,007	-
Financials	2,876,235	-	592,635	2,283,600
Industrials	157,824	-	157,824	-
Real Estate	1,570,686	-	1,570,686	-

U.S. Treasury Obligations	19,349,736	-	19,349,736	-

Money Market Funds	3,343,930	3,343,930	-	-
Total Investments in Securities:	100,296,244	3,343,930	94,547,665	2,404,649
Derivative Instruments:

Assets
Futures Contracts	104,178	104,178	-	-
Forward Foreign Currency Contracts	2,084,373	-	2,084,373	-
Swaps	2,031	-	2,031	-
Total Assets	2,190,582	104,178	2,086,404	-

Liabilities
Futures Contracts	(33,617)	(33,617)	-	-
Forward Foreign Currency Contracts	(31,703)	-	(31,703)	-
Swaps	(266,558)	-	(266,558)	-
Total Liabilities	(331,878)	(33,617)	(298,261)	-
Total Derivative Instruments:	1,858,704	70,561	1,788,143	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Preferred Securities	2,473,900	-	(190,300)	-	-	-	-	-	2,283,600	(190,300)
Non-Convertible Corporate Bonds	117,520	-	3,516	-	-	13	-	-	121,049	3,516

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,031	(266,558)
Total Credit Risk	2,031	(266,558)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	2,084,373	(31,703)
Total Foreign Exchange Risk	2,084,373	(31,703)
Interest Rate Risk
Futures Contracts (c)	104,178	(33,617)
Total Interest Rate Risk	104,178	(33,617)
Total Value of Derivatives	2,190,582	(331,878)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	-	(2,444)	-	-	(2,444)
BNP Paribas SA	1,599,259	(104,701)	(1,494,558)	-	-
Canadian Imperial Bank of Commerce	-	(6,748)	-	-	(6,748)
Citibank NA	4,301	(5,080)	-	-	(779)
Goldman Sachs Bank USA	11,224	(2,754)	-	-	8,470
JPMorgan Chase Bank NA	340,551	(170,497)	(170,054)	-	-
Royal Bank of Canada	131,069	(6,037)	-	-	125,032
Total	$2,086,404	$(298,261)	$(1,664,612)	$-	$123,531

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $106,804,355)	$96,952,314
Fidelity Central Funds (cost $3,343,930)	3,343,930

Total Investment in Securities (cost $110,148,285)		$100,296,244
Cash		2,508
Foreign currency held at value (cost $603,119)		604,006
Unrealized appreciation on forward foreign currency contracts		2,084,373
Receivable for fund shares sold		7,003
Interest receivable		1,576,633
Distributions receivable from Fidelity Central Funds		11,919
Bi-lateral OTC swaps, at value		2,031
Total assets		104,584,717
Liabilities
Payable for investments purchased	$373,864
Unrealized depreciation on forward foreign currency contracts	31,703
Payable for fund shares redeemed	31,838
Bi-lateral OTC swaps, at value	266,558
Payable for variation margin on futures contracts	37,486
Payable for daily variation margin on centrally cleared swaps	2,140
Other payables and accrued expenses	753
Total liabilities		744,342
Net Assets		$103,840,375
Net Assets consist of:
Paid in capital		$219,433,270
Total accumulated earnings (loss)		(115,592,895)
Net Assets		$103,840,375
Net Asset Value, offering price and redemption price per share ($103,840,375 ÷ 1,228,974 shares)		$84.49
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$70,910
Interest		1,952,529
Income from Fidelity Central Funds		72,330
Total income		2,095,769
Expenses
Custodian fees and expenses	$2,356
Independent trustees' fees and expenses	103
Total expenses before reductions	2,459
Expense reductions	(130)
Total expenses after reductions		2,329
Net Investment income (loss)		2,093,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	269,690
Fidelity Central Funds	(176)
Forward foreign currency contracts	(451,097)
Foreign currency transactions	9,429
Futures contracts	(212,268)
Swaps	(60,519)
Total net realized gain (loss)		(444,941)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,975,147)
Fidelity Central Funds	176
Forward foreign currency contracts	2,673,753
Assets and liabilities in foreign currencies	(38,677)
Futures contracts	127,858
Swaps	15,914
Total change in net unrealized appreciation (depreciation)		(196,123)
Net gain (loss)		(641,064)
Net increase (decrease) in net assets resulting from operations		$1,452,376
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,093,440	$4,080,189
Net realized gain (loss)	(444,941)	(3,110,594)
Change in net unrealized appreciation (depreciation)	(196,123)	7,040,562
Net increase (decrease) in net assets resulting from operations	1,452,376	8,010,157
Distributions to shareholders	(890,842)	(4,354,031)

Affiliated share transactions
Proceeds from sales of shares	2,549,773	9,842,194
Reinvestment of distributions	890,842	4,354,031
Cost of shares redeemed	(4,543,219)	(9,713,725)

Net increase (decrease) in net assets resulting from share transactions	(1,102,604)	4,482,500
Total increase (decrease) in net assets	(541,070)	8,138,626

Net Assets
Beginning of period	104,381,445	96,242,819
End of period	$103,840,375	$104,381,445

Other Information
Shares
Sold	30,353	118,212
Issued in reinvestment of distributions	10,721	52,683
Redeemed	(54,008)	(117,796)
Net increase (decrease)	(12,934)	53,099

Financial Highlights
Fidelity® International Credit Central Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$84.05	$80.96	$79.62	$77.49	$100.66	$104.23
Income from Investment Operations
Net investment income (loss) A,B	1.693	3.468	3.364	3.322	2.720	2.309
Net realized and unrealized gain (loss)	(.528)	3.356	2.901	1.936	(20.165)	(2.501)
Total from investment operations	1.165	6.824	6.265	5.258	(17.445)	(.192)
Distributions from net investment income	(.725)	(3.734)	(4.925)	(3.128)	(5.143)	(2.087) C
Distributions from net realized gain	-	-	-	-	(.563)	(1.291) C
Distributions from tax return of capital	-	-	-	-	(.019)	-
Total distributions	(.725)	(3.734)	(4.925)	(3.128)	(5.725)	(3.378)
Net asset value, end of period	$84.49	$84.05	$80.96	$79.62	$77.49	$100.66
Total Return D,E	1.40%	8.59%	8.02%	7.02%	(17.51)%	(.18)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	.01%	-% I	-% I	-% I	-% I
Expenses net of fee waivers, if any	- % H,I	.01%	-% I	-% I	-% I	-% I
Expenses net of all reductions, if any	-% H,I	-% I	-% I	-% I	-% I	-% I
Net investment income (loss)	4.06% H	4.19%	4.15%	4.25%	3.08%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$103,840	$104,381	$96,243	$241,516	$361,654	$655,303
Portfolio turnover rate J	38 % H	63%	87% K	73%	25%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Non-Convertible Corporate Bonds	$ 121,049	Indicative market price	Evaluated bid	$171.68	Increase
Preferred Securities	$ 2,283,600	Indicative market price	Evaluated bid	$24.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,696,654
Gross unrealized depreciation	(12,083,436)
Net unrealized appreciation (depreciation)	$(7,386,782)
Tax cost	$109,772,510

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(16,848,333)
Long-term	(90,152,521)
Total capital loss carryforward	$(107,000,854)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Credit Central Fund
Credit Risk
Swaps	(60,519)	15,914
Total Credit Risk	(60,519)	15,914
Foreign Exchange Risk
Forward Foreign Currency Contracts	(451,097)	2,673,753
Total Foreign Exchange Risk	(451,097)	2,673,753
Interest Rate Risk
Futures Contracts	(212,268)	127,858
Total Interest Rate Risk	(212,268)	127,858

Totals	(723,884)	2,817,525

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity International Credit Central Fund	69,471,148

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity International Credit Central Fund	10,442,757

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	17,222,024	13,680,801
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $130.
8. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9882754.109
ICF-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026